Related Party Transactions (Details) - USD ($)											1 Months Ended						2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 22, 2023	Apr. 05, 2023	Apr. 05, 2023	Mar. 31, 2023	Sep. 08, 2022	Jun. 07, 2022	Jun. 07, 2022	May 31, 2022	Jul. 01, 2021	Mar. 23, 2021	Sep. 30, 2023	Feb. 28, 2023	May 31, 2022	Jul. 31, 2021	Jun. 30, 2021	Mar. 23, 2021	Mar. 22, 2021	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2023	Jul. 31, 2023	Jun. 13, 2023	May 25, 2023	Mar. 03, 2023	Feb. 23, 2023	Sep. 30, 2021	Sep. 08, 2021
Related Party Transactions (Details) [Line Items]
Offering cost																	$ 25,000
Aggregate shares (in Shares)														150,000
Related party transaction, description																					The Founder Shares include an aggregate of up to 1,125,000 Class B ordinary shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering.
Founder shares granted														$ 380,000
Founder shares granted shares (in Dollars per share)														$ 2.54
Founder Shares (in Shares)																				100,000
Aggregate founder shares (in Shares)		1,500,000	1,500,000
Subscription receivable																													$ 40
Outstanding balance																														$ 280,000
Working capital loans																					$ 1,500,000
Promissory note issued					$ 1,500,000
Percentage of founder shares																				20.00%
Founder shares granted																					160,000
Conversion of stock (in Shares)		1,500,000
Issued promissory note					$ 1,500,000
Remaining amount in amended note																					$ 1,500,000
principal amount												$ 3,500,000
Promissory note fund from related parties				$ 300,000							$ 800,000							$ 800,000	$ 900,000	$ 800,000
Deposit trust account				180,000							120,000							120,000	120,000	120,000
Working capital				$ 120,000														680,000	780,000
undefined											$ 3,350,000							$ 3,350,000		$ 3,350,000
Extension funds description																				the Company (i) the lesser of (a) an aggregate of $0.18 million or (b) $0.12 per public share that remain outstanding and is not redeemed in connection with the Extension plus (ii) the lesser of (a) an aggregate of $60,000 or (b) $0.04 per public share that remain outstanding and is not redeemed in connection with the Extension for each of the six subsequent calendar months commencing on June 8, 2023 (the “Extension Loan”), which amount will be deposited into the Trust Account.
Deposited in trust account																							$ 60,000.00	$ 60,000.00	$ 60,000.00	$ 60,000.00	$ 180,000
Stock based compensation expenses	$ 2,730,000
Grant date fair value (in Dollars per share)	$ 10.91
Founder Share [Member]
Related Party Transactions (Details) [Line Items]
Founder Shares (in Shares)																				1,125,000
Fair value of founder shares (in Shares)									150,000
Price per share (in Dollars per share)									$ 2.54
Founder shares issued (in Shares)											2,812,500							2,812,500		2,812,500
Founder shares outstanding (in Shares)											2,812,500							2,812,500		2,812,500
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Class A ordinary shares outstanding (in Shares)											400,000							400,000		400,000
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Class A ordinary shares outstanding (in Shares)											300,000							300,000		300,000
Underwriters [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction, description															Through June 2021, the underwriters and/or its designees effected surrendered an aggregate of 100,000 Underwriter Founder Shares to the Company for no consideration, resulting in a decrease in the total number of Class A ordinary shares outstanding from 400,000 to 300,000.					Through June 2021, the underwriters and/or its designees surrendered an aggregate of 100,000 Underwriter Founder Shares to the Company for no consideration, resulting in a decrease in the total number of Class A ordinary shares outstanding from 400,000 to 300,000.
IPO [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount																	$ 300,000
Price per share (in Dollars per share)																														$ 10
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)																	8,625,000
Conversion of stock (in Shares)		1,500,000	1,500,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001								$ 0.0001							$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Founder shares issued (in Shares)											2,812,500							2,812,500		2,812,500	4,312,500	4,312,500
Founder shares outstanding (in Shares)											2,812,500							2,812,500		2,812,500	4,312,500	4,312,500
Class B Ordinary Shares [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Founder shares outstanding (in Shares)																						8,625,000
Class B Ordinary Shares [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Founder shares outstanding (in Shares)																						4,312,500
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)																400,000
Ordinary price per share (in Dollars per share)										$ 0.0001						$ 0.0001
Conversion of stock (in Shares)		1,500,000	1,500,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001								$ 0.0001							$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Founder shares issued (in Shares)											1,800,000							1,800,000		1,800,000	300,000	300,000
Founder shares outstanding (in Shares)											1,800,000							1,800,000		1,800,000	300,000	300,000
Underwriters share (in Shares)										400,000												100,000
Class A Ordinary Shares [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Founder shares outstanding (in Shares)											400,000							400,000		400,000		400,000
Class A Ordinary Shares [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Founder shares outstanding (in Shares)											300,000							300,000		300,000		300,000
Director nominees [Member]
Related Party Transactions (Details) [Line Items]
Founder shares granted									$ 380,000
Mr. Sergei Ivashkovsky [Member]
Related Party Transactions (Details) [Line Items]
Founder Shares (in Shares)								50,000
Mr. Karim Zahmoul [Member]
Related Party Transactions (Details) [Line Items]
Founder Shares (in Shares)							50,000
Fair value of founder shares (in Shares)							50,000
Founder shares granted							$ 20,000.00
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Percentage of founder shares																					50.00%
Price per share (in Dollars per share)																												$ 10
Business combination percentage											50.00%							50.00%		50.00%	50.00%
Related party rate																				50.00%
Business Combination [Member] | Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)											$ 12							$ 12		$ 12	$ 12
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans																				$ 1,500,000
Mr. Karim Zahmoul [Member]
Related Party Transactions (Details) [Line Items]
Founder shares granted						$ 50,000
Founder Shares (in Shares)						50,000
Fair value						$ 20,000.00	$ 20,000.00
Price per share (in Dollars per share)						$ 0.33
Price per share (in Dollars per share)						$ 0.33	$ 0.33
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate founder shares (in Shares)														4,312,500
Surrendered founder shares (in Shares)														4,312,500
Repayments of Debt																			$ 150,000
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued (in Shares)											200,000
Chief Financial Officer [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued (in Shares)											50,000
Mr. Sergei Ivashkovsky [Member]
Related Party Transactions (Details) [Line Items]
Founder Shares (in Shares)													50,000